Share Based Compensation	12 Months Ended
Dec. 31, 2025
Share Based Compensation [Abstract]
SHARE BASED COMPENSATION

18. SHARE BASED COMPENSATION

The following table summarizes our unvested restricted share units giving retroactive effect to the 1-for-8 Share Consolidation effected on March 2, 2026:

	Number of shares	Weighted- Average Grant-Date Fair Value
Unvested on December 31, 2023	3,840	$201.6
Granted	4,875	$13.2
Vested	(6,562)	$13.2
Unvested on December 31, 2024	2,153	$201.6
Granted	687,500	$8.19
Vested	(62,500)	$8.19
Forfeited	(1,778)	$201.6
Unvested on December 31, 2025	625,375	$8.31

Among the outstanding restricted share units brought forward from December 31, 2020, 1,499 restricted shares were vested in May 2022 and 1,688 restricted shares were vested in January 2024. In 2025, 1,778 restricted shares were forfeited due to employee termination, and the Company recorded a reversal of approximately $0.2 million in share-based compensation expense. The remaining 375 restricted share units will vest in February 2029, upon fulfilment of requisite service period by the employees.

On August 8, 2025, the Company granted and issued 62,500 shares of Class A Ordinary Shares to three consultants as service compensations, which were vested immediately. On August 25, 2025, the Company granted and issued 68,750 shares of Class A Ordinary Shares and 556,250 shares of Class B Ordinary Shares to Mr. Weiguang Yang as service compensation. The shares were vested in February 2026. The grant-date value of each share units was $7.69 and $8.24 by reference to the closing price on August 8, 2025 and August 25, 2025, respectively, and the total fair value of these Class A Ordinary Share and Class B Ordinary Shares units aggregated $5,630,500.

For the years ended December 31, 2025, 2024 and 2023, the Company had share-based compensation expenses of $3,705,336, $109,714 and $135,547, respectively. As of December 31, 2025, the Company expected to incur share-based compensation expenses of approximately $1.7 million over a weighted average period of 0.29 years.

The following table summarizes share-based compensation expenses charged to operating expenses:

	For the Years Ended December 31,
	2025	2024	2023
Selling and marketing expenses	$-	$342	$42,300
General and administrative expenses	3,705,336	109,372	93,247
Total share-based compensation expenses	$3,705,336	$109,714	$135,547